The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Variable Portfolio – Managed Risk Fund and Variable Portfolio – Managed Risk U.S. Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 9, 2018 (Accession No. 0001193125-18-243671), which is incorporated herein by reference.